Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay A Portfolio

December 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 54.5%
Information Technology – 16.0%
Communications Equipment – 0.1%
Calix, Inc.(a)	6,815	$237,639
F5, Inc.(a)	2,260	568,322
Lumentum Holdings, Inc.(a)	4,909	412,111

		1,218,072

Electronic Equipment, Instruments & Components – 0.5%
Avnet, Inc.	6,004	314,129
Belden, Inc.	2,336	263,057
CDW Corp./DE	12,733	2,216,051
Coherent Corp.(a)	3,239	306,831
Fabrinet(a)	1,237	271,992
Novanta, Inc.(a)	1,757	268,417
TD SYNNEX Corp.	3,740	438,627

		4,079,104

Semiconductors & Semiconductor Equipment – 6.4%
Amkor Technology, Inc.	12,513	321,459
Astera Labs, Inc.(a)	1,660	219,867
Broadcom, Inc.	56,176	13,023,844
FormFactor, Inc.(a)	9,051	398,244
KLA Corp.	4,680	2,948,961
MACOM Technology Solutions Holdings, Inc.(a)	2,632	341,923
NVIDIA Corp.	240,600	32,310,174
NXP Semiconductors NV	24,607	5,114,565
QUALCOMM, Inc.	10,085	1,549,258
Semtech Corp.(a)	6,378	394,479
Synaptics, Inc.(a)	1,872	142,871
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	14,665	2,896,191

		59,661,836

Software – 6.3%
ACI Worldwide, Inc.(a)	5,381	279,328
Adobe, Inc.(a)	10,665	4,742,512
Clearwater Analytics Holdings, Inc. - Class A(a)	14,095	387,894
CommVault Systems, Inc.(a)	1,177	177,621
CyberArk Software Ltd.(a)	1,101	366,798
Gen Digital, Inc.	21,752	595,570
Gitlab, Inc. - Class A(a)	6,142	346,102
HubSpot, Inc.(a)	2,534	1,765,615
Klaviyo, Inc. - Class A(a)	8,263	340,766
Manhattan Associates, Inc.(a)	1,754	474,001
Microsoft Corp.(b)	86,218	36,340,887
Monday.com Ltd.(a)	1,034	243,445
Nutanix, Inc. - Class A(a)	5,756	352,152
Oracle Corp.	56,708	9,449,821
Procore Technologies, Inc.(a)	4,928	369,255
PTC, Inc.(a)	1,096	201,522
Samsara, Inc. - Class A(a)	7,084	309,500

Company	Shares	U.S. $ Value

ServiceNow, Inc.(a)	1,344	$1,424,801

		58,167,590

Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.	94,885	23,761,102
Western Digital Corp.(a)	17,766	1,059,386

		24,820,488

		147,947,090

Financials – 7.5%
Banks – 2.0%
Bank of America Corp.	163,945	7,205,383
BankUnited, Inc.	8,916	340,324
Comerica, Inc.	6,320	390,892
First BanCorp./Puerto Rico	17,778	330,493
First Citizens BancShares, Inc./NC - Class A	217	458,525
First Hawaiian, Inc.	16,470	427,396
Texas Capital Bancshares, Inc.(a)	4,073	318,508
Webster Financial Corp.	6,650	367,213
Wells Fargo & Co.	115,817	8,134,986
Wintrust Financial Corp.	3,690	460,180
Zions Bancorp NA	7,075	383,819

		18,817,719

Capital Markets – 1.9%
Cboe Global Markets, Inc.	1,940	379,076
Charles Schwab Corp. (The)	92,501	6,845,999
Goldman Sachs Group, Inc. (The)	14,225	8,145,520
Invesco Ltd.	24,004	419,590
Jefferies Financial Group, Inc.	5,295	415,128
PJT Partners, Inc. - Class A	2,086	329,192
Stifel Financial Corp.	7,141	757,517
TPG, Inc.	5,335	335,251

		17,627,273

Financial Services – 2.4%
Fiserv, Inc.(a)	11,363	2,334,187
NCR Atleos Corp.(a)	13,775	467,248
Shift4 Payments, Inc. - Class A(a)	3,706	384,609
Visa, Inc. - Class A	60,507	19,122,632
Walker & Dunlop, Inc.	3,179	309,031

		22,617,707

Insurance – 1.2%
American Financial Group, Inc./OH	3,299	451,732
Hanover Insurance Group, Inc. (The)	2,444	377,989
Kemper Corp.	2,720	180,717
Kinsale Capital Group, Inc.	866	402,803
Progressive Corp. (The)	29,706	7,117,855
Ryan Specialty Holdings, Inc.	5,241	336,262
Willis Towers Watson PLC	6,221	1,948,666

		10,816,024

		69,878,723

Company	Shares	U.S. $ Value

Communication Services – 6.4%
Diversified Telecommunication Services – 0.6%
Comcast Corp. - Class A	157,295	$5,903,281

Entertainment – 0.6%
Walt Disney Co. (The)	46,561	5,184,567

Interactive Media & Services – 4.5%
Alphabet, Inc. - Class C(b)	132,203	25,176,740
Meta Platforms, Inc. - Class A	28,155	16,485,034

		41,661,774

Media – 0.1%
Criteo SA (Sponsored ADR)(a)	8,442	333,966
Nexstar Media Group, Inc.	1,920	303,302

		637,268

Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc.	26,210	5,785,333

		59,172,223

Health Care – 6.3%
Biotechnology – 1.1%
Akero Therapeutics, Inc.(a)	3,337	92,835
Apogee Therapeutics, Inc.(a)	2,413	109,309
ARS Pharmaceuticals, Inc.(a)	7,214	76,108
Ascendis Pharma A/S (ADR)(a)	857	117,983
Blueprint Medicines Corp.(a)	1,831	159,700
Bridgebio Pharma, Inc.(a)	4,730	129,791
CG oncology, Inc.(a)	2,889	82,857
Cytokinetics, Inc.(a)	2,508	117,976
Denali Therapeutics, Inc.(a)	5,814	118,489
Halozyme Therapeutics, Inc.(a)	3,391	162,124
Insmed, Inc.(a)	3,393	234,253
Legend Biotech Corp. (ADR)(a)	2,845	92,576
MoonLake Immunotherapeutics(a)	1,931	104,564
Natera, Inc.(a)	3,395	537,428
Neurocrine Biosciences, Inc.(a)	2,087	284,876
Newamsterdam Pharma Co. NV(a)	3,553	91,312
Regeneron Pharmaceuticals, Inc.(a)	2,858	2,035,839
Ultragenyx Pharmaceutical, Inc.(a)	2,960	124,527
Vaxcyte, Inc.(a)	2,757	225,688
Vertex Pharmaceuticals, Inc.(a)	11,982	4,825,151
Viking Therapeutics, Inc.(a)	2,466	99,232
Xenon Pharmaceuticals, Inc.(a)	2,675	104,860

		9,927,478

Health Care Equipment & Supplies – 0.9%
AtriCure, Inc.(a)	7,365	225,074
Avantor, Inc.(a)	15,880	334,591
Edwards Lifesciences Corp.(a)	34,423	2,548,335
Glaukos Corp.(a)	1,355	203,169

Company	Shares	U.S. $ Value

Integra LifeSciences Holdings Corp.(a)	8,485	$192,440
Masimo Corp.(a)	1,853	306,301
Medtronic PLC	58,889	4,704,053
Teleflex, Inc.	1,810	322,144

		8,836,107

Health Care Providers & Services – 1.7%
AMN Healthcare Services, Inc.(a)	4,141	99,053
BrightSpring Health Services, Inc.(a)	11,328	192,916
Encompass Health Corp.	5,100	470,985
Labcorp Holdings, Inc.	11,561	2,651,168
Pediatrix Medical Group, Inc.(a)	17,715	232,421
PROCEPT BioRobotics Corp.(a)	3,120	251,222
UnitedHealth Group, Inc.	24,685	12,487,154

		16,384,919

Life Sciences Tools & Services – 1.5%
ICON PLC(a)	2,140	448,779
Illumina, Inc.(a)	1,207	161,292
IQVIA Holdings, Inc.(a)	26,900	5,286,119
Repligen Corp.(a)	2,048	294,789
Thermo Fisher Scientific, Inc.	7,175	3,732,650
Waters Corp.(a)	9,928	3,683,090

		13,606,719

Pharmaceuticals – 1.1%
Intra-Cellular Therapies, Inc.(a)	2,624	219,157
Johnson & Johnson	6,318	913,709
Merck & Co., Inc.	27,595	2,745,151
Roche Holding AG (Sponsored ADR)	93,452	3,259,606
Viatris, Inc.	23,223	289,126
Zoetis, Inc.	15,998	2,606,554

		10,033,303

		58,788,526

Consumer Discretionary – 5.1%
Automobile Components – 0.1%
Adient PLC(a)	16,805	289,550
BorgWarner, Inc.	13,742	436,858

		726,408

Broadline Retail – 2.2%
Amazon.com, Inc.(a)	92,727	20,343,377
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,210	352,233

		20,695,610

Diversified Consumer Services – 0.1%
ADT, Inc.	55,031	380,264
Duolingo, Inc.(a)	1,219	395,237

		775,501

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 0.6%
Dine Brands Global, Inc.	4,551	$136,985
DraftKings, Inc. - Class A(a)	8,365	311,178
Hyatt Hotels Corp. - Class A	10,712	1,681,570
Starbucks Corp.	22,008	2,008,230
Viking Holdings Ltd.(a)	14,455	636,887
Wingstop, Inc.	1,299	369,176

		5,144,026

Household Durables – 0.1%
NVR, Inc.(a)	23	188,114
SharkNinja, Inc.(a)	3,644	354,780
Taylor Morrison Home Corp.(a)	4,542	278,016

		820,910

Leisure Products – 0.0%
Brunswick Corp./DE	5,030	325,340

Specialty Retail – 1.5%
AutoNation, Inc.(a)	2,493	423,411
AutoZone, Inc.(a)	1,212	3,880,824
Bath & Body Works, Inc.	13,937	540,337
Burlington Stores, Inc.(a)	1,094	311,856
Group 1 Automotive, Inc.	1,091	459,835
Home Depot, Inc. (The)	21,287	8,280,430
RH(a)	701	275,907

		14,172,600

Textiles, Apparel & Luxury Goods – 0.5%
Birkenstock Holding PLC(a)	5,632	319,109
Crocs, Inc.(a)	3,516	385,108
Deckers Outdoor Corp.(a)	1,737	352,767
NIKE, Inc. - Class B	37,480	2,836,112
PVH Corp.	2,841	300,436
Tapestry, Inc.	9,392	613,579

		4,807,111

		47,467,506

Industrials – 4.8%
Aerospace & Defense – 0.2%
Axon Enterprise, Inc.(a)	369	219,304
Curtiss-Wright Corp.	924	327,900
Howmet Aerospace, Inc.	1,931	211,193
L3Harris Technologies, Inc.	3,095	650,817
Moog, Inc. - Class A	1,952	384,232
Standardaero, Inc.(a)	6,332	156,780

		1,950,226

Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.	5,172	534,371

Building Products – 0.4%
Armstrong World Industries, Inc.	2,613	369,295
AZEK Co., Inc. (The)(a)	7,627	362,054

Company	Shares	U.S. $ Value

Builders FirstSource, Inc.(a)	1,175	$167,943
Carlisle Cos., Inc.	632	233,107
Lennox International, Inc.	882	537,402
Otis Worldwide Corp.	22,921	2,122,714

		3,792,515

Commercial Services & Supplies – 0.1%
ABM Industries, Inc.	7,112	363,992
MillerKnoll, Inc.	14,980	338,398
Tetra Tech, Inc.	6,427	256,052

		958,442

Construction & Engineering – 0.2%
AECOM	4,420	472,144
Comfort Systems USA, Inc.	1,191	505,056
Fluor Corp.(a)	7,987	393,919
Granite Construction, Inc.	4,106	360,137
MasTec, Inc.(a)	2,922	397,801
WillScot Holdings Corp.(a)	10,736	359,119

		2,488,176

Electrical Equipment – 1.4%
BWX Technologies, Inc.	2,946	328,155
Eaton Corp. PLC	19,720	6,544,476
GE Vernova, Inc.	17,050	5,608,257
Regal Rexnord Corp.	2,532	392,789

		12,873,677

Ground Transportation – 0.7%
ArcBest Corp.	4,000	373,280
CSX Corp.	159,479	5,146,387
Saia, Inc.(a)	841	383,269
XPO, Inc.(a)	3,505	459,681

		6,362,617

Industrial Conglomerates – 0.2%
Honeywell International, Inc.	7,805	1,763,072

Machinery – 1.2%
Crane Co.	2,001	303,652
Deere & Co.	5,901	2,500,254
Gates Industrial Corp. PLC(a)	19,106	393,010
ITT, Inc.	2,476	353,771
John Bean Technologies Corp.	3,390	430,869
Middleby Corp. (The)(a)	3,240	438,858
Oshkosh Corp.	3,667	348,621
PACCAR, Inc.	38,057	3,958,689
Pentair PLC	21,759	2,189,826

		10,917,550

Marine Transportation – 0.0%
Kirby Corp.(a)	2,565	271,377

Professional Services – 0.2%
Booz Allen Hamilton Holding Corp.	8,706	1,120,462
FTI Consulting, Inc.(a)	1,283	245,220

Company	Shares	U.S. $ Value

Robert Half, Inc.	5,732	$403,877
WNS Holdings Ltd.(a)	5,080	240,741

		2,010,300

Trading Companies & Distributors – 0.1%
Core & Main, Inc. - Class A(a)	7,440	378,770
Herc Holdings, Inc.	850	160,931

		539,701

		44,462,024

Consumer Staples – 3.0%
Beverages – 0.6%
Coca-Cola Co. (The)	50,636	3,152,597
Constellation Brands, Inc. - Class A	11,312	2,499,952

		5,652,549

Consumer Staples Distribution & Retail – 1.8%
BJ’s Wholesale Club Holdings, Inc.(a)	5,340	477,129
Costco Wholesale Corp.	4,812	4,409,091
Walmart, Inc.	127,042	11,478,245

		16,364,465

Food Products – 0.1%
Freshpet, Inc.(a)	2,264	335,321
Nomad Foods Ltd.	21,746	364,898

		700,219

Household Products – 0.5%
Procter & Gamble Co. (The)	27,931	4,682,632

Personal Care Products – 0.0%
BellRing Brands, Inc.(a)	4,352	327,880

		27,727,745

Energy – 1.9%
Energy Equipment & Services – 0.5%
Baker Hughes Co.	120,212	4,931,096
TechnipFMC PLC	5,567	161,109

		5,092,205

Oil, Gas & Consumable Fuels – 1.4%
Cameco Corp. (New York)	66,399	3,412,245
Chevron Corp.	15,832	2,293,107
ConocoPhillips	8,503	843,243
EOG Resources, Inc.	41,585	5,097,489
HF Sinclair Corp.	3,161	110,793
Magnolia Oil & Gas Corp. - Class A	15,230	356,077
Matador Resources Co.	7,360	414,074
Northern Oil and Gas, Inc.	9,512	353,466

		12,880,494

		17,972,699

Company	Shares	U.S. $ Value

Materials – 1.4%
Chemicals – 1.2%
Avient Corp.	7,973	$325,777
Corteva, Inc.	57,780	3,291,149
Element Solutions, Inc.	9,431	239,830
Linde PLC	8,717	3,649,547
LyondellBasell Industries NV - Class A	50,386	3,742,168

		11,248,471

Containers & Packaging – 0.1%
Graphic Packaging Holding Co.	15,230	413,647

Metals & Mining – 0.1%
ATI, Inc.(a)	15,327	843,598

		12,505,716

Real Estate – 1.1%
Diversified REITs – 0.0%
Broadstone Net Lease, Inc. - Class A	11,004	174,523

Hotel & Resort REITs – 0.0%
Ryman Hospitality Properties, Inc.	2,694	281,092

Industrial REITs – 0.5%
First Industrial Realty Trust, Inc.	5,528	277,119
Prologis, Inc.	41,477	4,384,119
STAG Industrial, Inc.	9,420	318,584

		4,979,822

Office REITs – 0.0%
COPT Defense Properties	12,720	393,684

Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.(a)	1,897	480,207

Residential REITs – 0.1%
Independence Realty Trust, Inc.	22,230	441,043

Specialized REITs – 0.4%
CubeSmart	4,496	192,654
Digital Realty Trust, Inc.	18,935	3,357,743

		3,550,397

		10,300,768

Utilities – 1.0%
Electric Utilities – 0.6%
American Electric Power Co., Inc.	43,120	3,976,958
IDACORP, Inc.	3,966	433,404
NextEra Energy, Inc.	12,150	871,034
Portland General Electric Co.	2,492	108,701
TXNM Energy, Inc.	6,952	341,830

		5,731,927

Multi-Utilities – 0.4%
Ameren Corp.	36,116	3,219,380

		8,951,307

Company	Shares		U.S. $ Value

Total Common Stocks (cost $213,503,500)			$505,174,327

INVESTMENT COMPANIES – 42.3%
Funds and Investment Trusts – 42.3%(c) (d)
AB All Market Real Return Portfolio - Class Z		8,592,651	75,787,180
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z		3,404,490	39,832,535
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z		18,320,033	233,214,023
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z		1,841,483	22,060,968
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z		804,125	21,703,325

Total Investment Companies (cost $326,262,442)			392,598,031

	Notional Amount

PURCHASED OPTIONS - PUTS – 2.2%
Options on Equity Indices – 2.2%
Euro STOXX 50 Index Expiration: Sep 2025; Contracts: 16,340; Exercise Price: EUR 4,200.00; Counterparty: UBS AG(a)	EUR	68,628,000	1,432,473
Euro STOXX 50 Index Expiration: Sep 2025; Contracts: 2,900; Exercise Price: EUR 4,200.00; Counterparty: UBS AG(a)	EUR	12,180,000	254,233
FTSE 100 Index Expiration: Oct 2025; Contracts: 3,640; Exercise Price: GBP 7,200.00; Counterparty: UBS AG(a)	GBP	26,208,000	457,238
FTSE 100 Index Expiration: Oct 2025; Contracts: 360; Exercise Price: GBP 7,200.00; Counterparty: UBS AG(a)	GBP	2,592,000	45,221
Nikkei 225 Index Expiration: Dec 2025; Contracts: 192,000; Exercise Price: JPY 31,000.00; Counterparty: UBS AG(a)	JPY	5,952,000,000	949,954
Nikkei 225 Index Expiration: Dec 2025; Contracts: 47,000; Exercise Price: JPY 31,000.00; Counterparty: UBS AG(a)	JPY	1,457,000,000	232,541
S&P 500 Index Expiration: Nov 2025; Contracts: 119,500; Exercise Price: USD 5,150.00; Counterparty: UBS AG(a)	USD	615,425,000	14,469,912
S&P 500 Index Expiration: Nov 2025; Contracts: 24,600; Exercise Price: USD 5,150.00; Counterparty: UBS AG(a)	USD	126,690,000	2,978,743

Total Purchased Options - Puts (premiums paid $18,633,857)			20,820,315

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 3.4%
Investment Companies – 3.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.43%(c) (d) (e) (cost $31,136,660)	31,136,660	$31,136,660

Total Investments – 102.4% (cost $589,536,459)(f)		949,729,333
Other assets less liabilities – (2.4)%		(22,155,783)

Net Assets – 100.0%		$927,573,550

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	766	March 2025	$38,728,826	$(663,920)
Hang Seng Index Futures	2	January 2025	258,632	2,193
Nikkei 225 (OSE) Futures	34	March 2025	8,621,818	128,790
OMXS 30 Index Futures	20	January 2025	448,849	(11,110)
S&P 500 E-Mini Futures	679	March 2025	201,518,713	(5,581,198)
TOPIX Index Futures	168	March 2025	29,751,946	526,872
U.S. T-Note 2 Yr (CBT) Futures	817	March 2025	167,982,860	75,582
U.S. T-Note 10 Yr (CBT) Futures	1,731	March 2025	188,246,250	(1,868,640)
U.S. Ultra Bond (CBT) Futures	380	March 2025	45,184,375	(2,624,960)
Sold Contracts
E-Mini Russell 2000 Futures	72	March 2025	8,099,280	348,823
FTSE 100 Index Futures	321	March 2025	32,874,143	246,050
MSCI Emerging Markets Futures	316	March 2025	16,966,040	477,034
MSCI Singapore IX ETS Futures	17	January 2025	464,881	965
S&P Mid 400 E-Mini Futures	20	March 2025	6,293,400	227,690
S&P/TSX 60 Index Futures	107	March 2025	22,109,388	381,956
SPI 200 Futures	109	March 2025	13,742,736	220,817

				$(8,113,056)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	GBP	53,190	USD	66,600	01/16/2025	$19,627
Bank of America, NA	USD	44,969	GBP	35,054	01/16/2025	(1,088,515)
Bank of America, NA	AUD	38,103	USD	24,690	02/05/2025	1,105,380
Bank of America, NA	NOK	74,435	USD	6,696	02/05/2025	157,167
Bank of America, NA	NZD	19,700	USD	11,492	02/05/2025	468,079
Bank of America, NA	SEK	60,058	USD	5,444	02/05/2025	6,279
Bank of America, NA	USD	13,844	CAD	19,393	02/05/2025	(335,987)
Bank of America, NA	USD	20,041	NZD	34,269	02/05/2025	(864,211)
Bank of America, NA	USD	10,134	SEK	110,528	02/05/2025	(126,356)
Bank of America, NA	USD	5,667	JPY	866,088	02/21/2025	(133,129)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	22,939	GBP	18,088	01/16/2025	$(297,656)
Barclays Bank PLC	AUD	51,957	USD	33,030	02/05/2025	870,303
Barclays Bank PLC	NOK	94,429	USD	8,508	02/05/2025	213,477
Brown Brothers Harriman & Co.	SEK	12,300	USD	1,128	02/05/2025	13,940
Citibank, NA	USD	30,192	GBP	24,064	01/16/2025	(69,456)
Citibank, NA	AUD	2,613	USD	1,673	02/05/2025	55,161
Citibank, NA	USD	15,592	CAD	21,960	02/05/2025	(296,655)
Deutsche Bank AG	CAD	13,370	USD	9,649	02/05/2025	337,091
Deutsche Bank AG	NOK	91,564	USD	8,230	02/05/2025	186,831
Deutsche Bank AG	USD	54,288	CAD	77,266	02/05/2025	(469,737)
Deutsche Bank AG	USD	20,665	NOK	229,105	02/05/2025	(539,930)
Deutsche Bank AG	USD	28,498	JPY	4,343,120	02/21/2025	(747,884)
Deutsche Bank AG	EUR	47,382	USD	49,844	02/27/2025	649,234
Goldman Sachs Bank USA	USD	6,865	GBP	5,425	01/16/2025	(74,655)
Goldman Sachs Bank USA	CAD	23,580	USD	17,061	02/05/2025	636,924
Goldman Sachs Bank USA	SEK	153,716	USD	14,032	02/05/2025	114,043
HSBC Bank USA	CAD	57,675	USD	41,341	02/05/2025	1,169,229
HSBC Bank USA	NZD	4,598	USD	2,659	02/05/2025	85,698
JPMorgan Chase Bank, NA	USD	52,095	AUD	80,182	02/05/2025	(2,465,004)
Morgan Stanley Capital Services LLC	USD	3,103	SEK	34,136	02/05/2025	(12,189)
State Street Bank & Trust Co.	NOK	3,123	USD	282	02/05/2025	7,946
State Street Bank & Trust Co.	USD	281	NOK	3,123	02/05/2025	(6,841)
UBS AG	AUD	19,948	USD	12,963	02/05/2025	616,440
UBS AG	CHF	44,479	USD	50,173	02/27/2025	876,379

						$61,023

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	231	03/21/2025	$(2,898)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of December 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $375,477,343 and gross unrealized depreciation of investments was $(23,339,400), resulting in net unrealized appreciation of $352,137,943.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

December 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$505,174,327	$—	$—	$505,174,327
Investment Companies	392,598,031	—	—	392,598,031
Purchased Options - Puts	—	20,820,315	—	20,820,315
Short-Term Investments	31,136,660	—	—	31,136,660

Total Investments in Securities	928,909,018	20,820,315	—	949,729,333
Other Financial Instruments(b):
Assets:
Futures	2,636,772	—	—	2,636,772
Forward Currency Exchange Contracts	—	7,589,228	—	7,589,228
Liabilities:
Futures	(10,749,828)	—	—	(10,749,828)
Forward Currency Exchange Contracts	—	(7,528,205)	—	(7,528,205)
Total Return Swaps	—	(2,898)	—	(2,898)

Total	$920,795,962	$20,878,440	$—	$941,674,402

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2024 is as follows:

							Distributions
Fund	Market Value 09/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 12/31/2024 (000)	Dividend Income (000)	Realized Gains (000)
AB Bond, Inc. - AB All Market Real Return Portfolio	$79,613	$1,943	$0	$0	$(5,769)	$75,787	$1,943	$0
Bernstein Fund, Inc. - International Small Cap Portfolio	42,933	1,049	0	0	(4,149)	39,833	1,049	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	244,290	5,571	0	0	(16,647)	233,214	5,571	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	22,645	2,907	0	0	(3,491)	22,061	2,907	0
AB Government Money Market Portfolio	131,139	107,280	207,282	0	0	31,137	945	0
Sanford C. Bernstein Fund, Inc. - AB Emerging Markets Portfolio	22,921	491	0	0	(1,709)	21,703	492	0
Total	$543,541	$119,241	$207,282	$0	$(31,765)	$423,735	$12,907	$0